Derivative Instruments And Hedging Activities (Written Credit Derivatives And Purchased Credit Protection) (Details) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	¥ 562	[1]	¥ 56	[1]
Total	20,159		18,933
Notional, Purchased credit protection of credit derivatives	18,692		17,020
Credit Default Indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	124	[1]	117	[1]
Total	10,738		12,666
Notional, Purchased credit protection of credit derivatives	9,334		10,956
Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	223	[1]	19	[1]
Total	3,298		3,552
Notional, Purchased credit protection of credit derivatives	2,138		2,143
Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	(1)	[1]	0	[1]
Total	781		212
Notional, Purchased credit protection of credit derivatives	651		121
Total [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / liability	908	[1]	192	[1]
Total	34,976		35,363
Notional, Purchased credit protection of credit derivatives	30,815		30,240
Less Than 1 Year [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,902		2,082
Less Than 1 Year [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,667		806
Less Than 1 Year [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,084		247
Less Than 1 Year [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	0		4
Less Than 1 Year [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,653		3,139
1 To 3 Years [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	6,750		8,416
1 To 3 Years [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,089		4,372
1 To 3 Years [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,201		2,421
1 To 3 Years [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional
1 To 3 Years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	10,040		15,209
3 To 5 Years [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	8,510		6,953
3 To 5 Years [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,807		6,275
3 To 5 Years [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	441		696
3 To 5 Years [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	439		208
3 To 5 Years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	15,197		14,132
More Than 5 Years [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,997		1,482
More Than 5 Years [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,175		1,213
More Than 5 Years [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	572		188
More Than 5 Years [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	342
More Than 5 Years [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	¥ 4,086		¥ 2,883

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.